Shareholder Report, Holdings (Details) - C000005459	Dec. 31, 2025
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Apple
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Alphabet
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	1.40%
JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.70%